DEFERRED TAX LIABILITIES - MOVEMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	¥ 139,625	¥ 145,102
(Charged)/credited to comprehensive income statement	(3,122)	(5,477)
Balance at end of year	136,503	139,625
Differences in accounting base and tax base in recognition of fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	5,270	7,863
(Charged)/credited to comprehensive income statement	(19)	(2,593)
Balance at end of year	5,251	5,270
Differences in accounting base and tax base in recognition of leasehold land payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	63,897	66,390
(Charged)/credited to comprehensive income statement	(2,493)	(2,493)
Balance at end of year	61,404	63,897
Changes in fair value of available-for-sale financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	60,647	60,647
(Charged)/credited to comprehensive income statement	0	0
Balance at end of year	60,647	60,647
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	9,811	10,202
(Charged)/credited to comprehensive income statement	(610)	(391)
Balance at end of year	¥ 9,201	¥ 9,811